Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438			57.0 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%	%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%	%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.38385%	%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%	%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%	%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%	%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%	%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,362,850.81

Principal:
Principal Collections	$30,661,868.47
Prepayments in Full	$16,151,893.84
Liquidation Proceeds	$565,603.97
Recoveries	$269,658.83
Sub Total	$47,649,025.11
Collections	$52,011,875.92

Purchase Amounts:
Purchase Amounts Related to Principal	$357,892.61
Purchase Amounts Related to Interest	$2,070.81
Sub Total	$359,963.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,371,839.34

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,371,839.34
Servicing Fee	$874,348.78	$874,348.78	$0.00	$0.00	$51,497,490.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,497,490.56
Interest - Class A-2a Notes	$215,983.58	$215,983.58	$0.00	$0.00	$51,281,506.98
Interest - Class A-2b Notes	$184,911.61	$184,911.61	$0.00	$0.00	$51,096,595.37
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$48,320,070.37
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$47,934,223.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,934,223.70
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$47,693,382.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,693,382.20
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$47,693,382.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,693,382.20
Regular Principal Payment	$44,765,209.06	$44,765,209.06	$0.00	$0.00	$2,928,173.14
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,928,173.14
Residual Released to Depositor	$0.00	$2,928,173.14	$0.00	$0.00	$0.00
Total		$52,371,839.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,765,209.06
Total					$44,765,209.06

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,154,787.40	$68.52	$215,983.58	$0.67	$22,370,770.98	$69.19
Class A-2b Notes	$22,610,421.66	$68.52	$184,911.61	$0.56	$22,795,333.27	$69.08
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,765,209.06	$24.30	$3,804,108.36	$2.07	$48,569,317.42	$26.37

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$47,996,352.12	0.1484347	$25,841,564.72	0.0799182
Class A-2b Notes	$48,983,442.71	0.1484347	$26,373,021.05	0.0799182
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$935,719,794.83	0.5079664	$890,954,585.77	0.4836651

Pool Information
Weighted Average APR	4.765% %	4.782% %
Weighted Average Remaining Term	43.11	42.42
Number of Receivables Outstanding	36,775	35,791
Pool Balance	$1,049,218,534.60	$1,000,960,482.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$972,561,771.10	$927,796,562.04
Pool Factor	0.5247461	0.5006107

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$73,163,920.94
Targeted Overcollateralization Amount	$110,005,897.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,005,897.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$520,792.73
(Recoveries)		70	$269,658.83
Net Loss for Current Collection Period			$251,133.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2872%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5829%	%
Second Prior Collection Period			0.8113%	%
Prior Collection Period			0.4223%	%
Current Collection Period			0.2940%	%
Four Month Average (Current and Prior Three Collection Periods)			0.5276%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,699	$10,410,750.73
(Cumulative Recoveries)			$1,378,370.17
Cumulative Net Loss for All Collection Periods			$9,032,380.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4517%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,127.58
Average Net Loss for Receivables that have experienced a Realized Loss			$5,316.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05% %	268	$10,515,726.97
61-90 Days Delinquent	0.23% %	59	$2,327,600.67
91-120 Days Delinquent	0.03% %	8	$267,482.05
Over 120 Days Delinquent	0.06% %	12	$565,527.13
Total Delinquent Receivables	1.37% %	347	$13,676,336.82

Repossession Inventory:
Repossessed in the Current Collection Period		17	$713,773.32
Total Repossessed Inventory		31	$1,210,259.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1488%	%
Prior Collection Period			0.1713%	%
Current Collection Period			0.2207%	%
Three Month Average			0.1803%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3158%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	172	$6,539,186.64
2 Months Extended	214	$8,929,542.84
3+ Months Extended	42	$1,539,979.49

Total Receivables Extended	428	$17,008,708.97
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer